Financial instruments - Suppliers Past Due on Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments [Line Items]
Suppliers past due on payments	$ 5,009	$ 15,141
Goods
Financial instruments [Line Items]
Suppliers past due on payments	2,880	7,761
Services
Financial instruments [Line Items]
Suppliers past due on payments	1,939	4,911
Others
Financial instruments [Line Items]
Suppliers past due on payments	190	2,469
Up to 30 Days
Financial instruments [Line Items]
Suppliers past due on payments	2,978	14,083
Up to 30 Days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	1,294	7,688
Up to 30 Days | Services
Financial instruments [Line Items]
Suppliers past due on payments	1,548	4,055
Up to 30 Days | Others
Financial instruments [Line Items]
Suppliers past due on payments	136	2,340
31 - 60 days
Financial instruments [Line Items]
Suppliers past due on payments	336	154
31 - 60 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	135	30
31 - 60 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	174	108
31 - 60 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	27	16
61 - 90 Days
Financial instruments [Line Items]
Suppliers past due on payments	84	611
61 - 90 Days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	64	5
61 - 90 Days | Services
Financial instruments [Line Items]
Suppliers past due on payments	20	533
61 - 90 Days | Others
Financial instruments [Line Items]
Suppliers past due on payments		73
91 - 120 days
Financial instruments [Line Items]
Suppliers past due on payments	25	70
91 - 120 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	24	1
91 - 120 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	1	34
91 - 120 days | Others
Financial instruments [Line Items]
Suppliers past due on payments		35
121 - 365 days
Financial instruments [Line Items]
Suppliers past due on payments	1,586	223
121 - 365 days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	1,363	37
121 - 365 days | Services
Financial instruments [Line Items]
Suppliers past due on payments	196	181
121 - 365 days | Others
Financial instruments [Line Items]
Suppliers past due on payments	27	5
366 and more days
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Goods
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Services
Financial instruments [Line Items]
Suppliers past due on payments	0	0
366 and more days | Others
Financial instruments [Line Items]
Suppliers past due on payments	$ 0	$ 0